Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUES, NET	$ 127,569,613	$ 123,599,232	$ 117,813,049
COST OF GOODS SOLD	(88,299,242)	(82,229,209)	(98,295,323)
GROSS PROFIT	39,270,371	41,370,023	19,517,726
OPERATING EXPENSE:
Research and development	(4,995,940)	(4,265,176)	(6,029,608)
Selling and marketing	(21,237,864)	(13,335,950)	(5,501,475)
General and administrative	(57,683,262)	(35,381,496)	(32,325,889)
Impairment of goodwill		(496,981)	(642,665)
Impairment of long-lived assets	(24,135,226)	(942,591)	(2,697,521)
TOTAL OPERATING EXPENSE	(108,052,292)	(54,422,194)	(47,197,158)
LOSS FROM OPERATIONS	(68,781,921)	(13,052,171)	(27,679,432)
OTHER INCOME (EXPENSE):
Interest income	10,046,204	9,984,558	6,427,502
Interest expense	(2,195,618)	(1,327,341)	(707,488)
Change in fair value of contingent consideration	2,693,000	1,803,000	4,196,995
Government grants	1,620,632	2,017,551	1,639,328
Other income, net	537,966	4,047,074	2,784,561
TOTAL OTHER INCOME, NET	12,702,184	16,524,842	14,340,898
(LOSS) INCOME BEFORE INCOME TAXES	(56,079,737)	3,472,671	(13,338,534)
INCOME TAX BENEFIT (EXPENSE)	5,129,391	(1,802,904)	487,510
NET (LOSS) INCOME	(50,950,346)	1,669,767	(12,851,024)
LESS: NET (LOSS) INCOME ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(454,683)	1,662,635	(727,361)
NET (LOSS) INCOME ATTRIBUTABLE TO KANDI TECHNOLOGIES GROUP, INC. STOCKHOLDERS	(50,495,663)	7,132	(12,123,663)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(11,127,149)	(8,636,827)	(28,585,025)
COMPREHENSIVE LOSS	$ (62,077,495)	$ (6,967,060)	$ (41,436,049)
WEIGHTED AVERAGE SHARES OUTSTANDING BASIC (in Shares)	86,317,058	78,781,094	75,571,702
WEIGHTED AVERAGE SHARES OUTSTANDING DILUTED (in Shares)	86,317,058	79,902,891	75,571,702
NET (LOSS) INCOME PER SHARE, BASIC (in Dollars per share)	$ (0.59)	$ 0.02	$ (0.17)
NET (LOSS) INCOME PER SHARE, DILUTED (in Dollars per share)	(0.59)	0.02	(0.17)
NET (LOSS) INCOME ATTRIBUTABLE TO KANDI TECHNOLOGIES GROUP, INC. STOCKHOLDERS PER SHARE, BASIC (in Dollars per share)	(0.59)	0	(0.16)
NET (LOSS) INCOME ATTRIBUTABLE TO KANDI TECHNOLOGIES GROUP, INC. STOCKHOLDERS PER SHARE, DILUTED (in Dollars per share)	$ (0.59)	$ 0	$ (0.16)